Note 3 - Summary of Significant Accounting Policies: Accounting Basis (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Accounting Basis

Accounting Basis

The Company’s financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States.  The Company has elected a December 31 fiscal year end.